Financial Assets and Financial Liabilities - Comparison of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Aug. 13, 2014
Financial assets at amortized cost
Cash and cash equivalents(excluding bank overdrafts)	$ 44,507,000	$ 52,237,000
Financial assets at fair value through profit or loss	249,000
Trade receivables	103,564,000	82,071,000	$ 74,077,000
Other receivables	2,648,000	6,192,000
Due from related parties	13,965,000	10,982,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,929,000	2,271,000
Financial assets at amortized cost
Long-term bank deposits	1,725,000	1,879,000
Total	169,587,000	155,632,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	62,083,000	10,131,000
Trade and other payables	44,784,000	27,370,000
Due to related parties	11,865,000	10,620,000
Accruals	23,374,000	21,361,000
Lease liabilities	571,000	551,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	3,304,000	3,650,000
Lease liabilities	1,916,000	1,783,000
Total	147,897,000	75,466,000		$ 0
Fair value [Member]
Financial assets at amortized cost
Cash and cash equivalents(excluding bank overdrafts)	44,507,000	52,237,000
Financial assets at fair value through profit or loss	249,000
Trade receivables	103,564,000	82,071,000
Other receivables	2,648,000	6,192,000
Due from related parties	13,965,000	10,982,000
Financial assets-non-current
Financial assets at fair value through other comprehensive income	2,929,000	2,271,000
Financial assets at amortized cost
Long-term bank deposits	1,725,000	1,879,000
Total	169,587,000	155,632,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	62,083,000	10,131,000
Trade and other payables	44,784,000	27,370,000
Due to related parties	11,865,000	10,620,000
Accruals	23,374,000	21,361,000
Lease liabilities	571,000	551,000
Liabilities at amortized cost
Interest-bearing loans and borrowings	3,304,000	3,650,000
Lease liabilities	1,916,000	1,783,000
Total	$ 147,897,000	$ 75,466,000